TRADEMARK AND PATENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure Text Block [Abstract]
Amortization of Intangible Assets	$ 55,896	$ 53,027
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	51,331
Finite-Lived Intangible Assets, Amortization Expense, Year Two	38,750
Finite-Lived Intangible Assets, Amortization Expense, Year Three	25,086
Finite-Lived Intangible Assets, Amortization Expense, Year Four	17,543
Finite-Lived Intangible Assets, Amortization Expense, Year Five	10,297
Finite-Lived Intangible Assets, Amortization Expense, after Year Five	$ 8,437